BORROWINGS	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
BORROWINGS
BORROWINGS

Borrowings are composed of the following for the years ended:

		December 31, 2019		December 31, 2018
	Maturity	Weighted average effective interest rate	$	Weighted average effective interest rate	$
Senior Unsecured Notes (a)	October 2026	7.00%	245,681	7.00%	245,252
2018 Credit Facility (b)	June 2023	4.04%	185,438	4.26%	219,084
2018 Powerband Credit Facility (c)	Various until August 2023	8.90%	17,294	9.91%	16,338
2018 Capstone Credit Facility (d)	Various until June 2023	7.84%	10,434	7.63%	7,585
Forgivable government loans (e)	January 2024 and 2026	1.25%	4,431	1.25%	6,014
Finance lease liabilities under IAS 17 (f)	Various until June 2022	—	—	3.82%	5,712
Lease liabilities under IFRS 16 (g)	Various until December 2034	6.97%	44,756	—	—
Other borrowings (h)	September 2020	0.75%	776	—	—
Total borrowings			508,810		499,985
Less: current borrowings			26,319		14,389
Total long-term borrowings			482,491		485,596

The aggregate principal amounts of the related borrowings and lease liabilities in the table above are presented net of debt issuance costs of $6.2 million and $7.1 million as of December 31, 2019 and 2018, respectively, and imputed interest of $0.4 million as of December 31, 2019 and 2018, netting to $5.8 million and $6.7 million as of December 31, 2019 and 2018, respectively.
Refer to Note 24 for a maturity analysis on borrowings.

(a)	Senior Unsecured Notes
On October 15, 2018, the Company completed the private placement of $250 million aggregate principal amount of senior unsecured notes due October 15, 2026 ("Senior Unsecured Notes") with certain guarantors and Regions Bank, as Trustee. The Company incurred debt issue costs of $5.1 million which were capitalized and are being amortized using the straight-line method over the eight-year term. The Company used the net proceeds to partially repay borrowings under the 2018 Credit Facility (defined below) and to pay related fees and expenses, as well as for general corporate purposes. The Senior Unsecured Notes bear interest at a rate of 7.00% per annum, payable semi-annually, in cash, in arrears on April 15 and October 15 of each year, beginning on April 15, 2019.
As of December 31, 2019, the Senior Unsecured Notes outstanding balance amounted to $250.0 million ($245.7 million, net of $4.3 million in unamortized debt issue costs).
On or after October 15, 2021, the Company may redeem the Senior Unsecured Notes at its option, in whole or in part, on certain redemption dates and at certain redemption prices specified in the indenture, plus any accrued and unpaid interest. If the Company experiences a change of control, it may be required to offer to repurchase the Senior Unsecured Notes at a purchase price equal to 101% of their aggregate principal amount plus any accrued and unpaid interest up to, but excluding, the date of such repurchase.
The indenture contains usual and customary incurrence based covenants which are generally less restrictive than covenants under the 2018 Credit Facility and, among other things, limit the Company's ability to incur additional debt; pay dividends, redeem stock or make other distributions; enter into certain types of transactions with affiliates; incur liens on assets; make certain restricted payments and investments; engage in certain asset sales, including sale and leaseback transactions; agree to certain restrictions on the ability of restricted subsidiaries to make payments to the Company; and merge, consolidate, transfer or dispose of substantially all assets. Certain of these covenants will be suspended if the Senior Unsecured Notes are assigned an investment grade rating by Standard & Poor's Rating Services and Moody's Investors Services, Inc. None of these covenants are considered restrictive to the Company’s operations and as of December 31, 2019, the Company was in compliance with all of these debt covenants. The Senior Unsecured Notes are guaranteed by all direct and indirect subsidiaries of the Parent Company that are borrowers or guarantors under the 2018 Credit Facility. Under the terms of the indenture, any direct or indirect subsidiaries that in the future become borrowers or guarantors under the 2018 Credit Facility shall also be guarantors of the Senior Unsecured Notes.

(b)	2018 Credit Facility
On June 14, 2018, the Company entered into a five-year, $600.0 million credit facility (“2018 Credit Facility”) with a syndicated lending group, refinancing and replacing the Company's previous $450.0 million credit facility that was due to mature in November 2019. In securing the 2018 Credit Facility, the Company incurred debt issue costs amounting to $2.7 million which were capitalized and are being amortized using the straight-line method over the five-year term.
The 2018 Credit Facility consists of a $400.0 million revolving credit facility (“2018 Revolving Credit Facility”) and a $200.0 million term loan (“2018 Term Loan”). The 2018 Term Loan amortizes $65.0 million until March 2023 ($5.0 million in 2018, $10.0 million in 2019, $12.5 million in 2020, $15.0 million in 2021, $17.5 million in 2022, and $5.0 million in 2023), and the remaining balance of the 2018 Credit Facility is due upon maturity in June 2023. Any repayments of borrowings under the 2018 Term Loan are not available to be borrowed again in the future.
The 2018 Credit Facility also includes an incremental accordion feature of $200.0 million, which enables the Company to increase the limit of this facility (subject to the credit agreement's terms and lender approval) if needed. The 2018 Credit Facility bears an interest rate based, at the Company’s option, on the London Inter-bank Offered Rate ("LIBOR"), the Federal Funds Rate, or Bank of America’s prime rate, plus a spread varying between 25 and 250 basis points (150 basis points as of December 31, 2019 and 250 basis points as of December 31, 2018) depending on the debt instrument's benchmark interest rate and the consolidated secured net leverage ratio.
As of December 31, 2019, the 2018 Term Loan's outstanding principal balance amounted to $185.0 million and the 2018 Revolving Credit Facility’s outstanding principal balance amounted to $2.3 million, for a total gross outstanding principal balance under the 2018 Credit Facility of $187.3 million ($185.4 million, net of $1.9 million in unamortized debt issue costs). Standby letters of credit totalled $3.4 million resulting in total utilization under the 2018 Credit Facility of $190.7 million. Accordingly, the unused availability under the 2018 Credit Facility as of December 31, 2019 amounted to $394.3 million. The Company's capacity to borrow available funds under the 2018 Credit Facility may be limited because of the secured net leverage ratio covenant and other restrictions as defined in the Company's credit agreement.
The 2018 Credit Facility is secured by a first priority lien on all personal property of the Company and all current and future material subsidiaries who are borrowers or guarantors under the facility.
The 2018 Credit Facility has two financial covenants, a consolidated secured net leverage ratio and a consolidated interest coverage ratio. In July 2019, the Company and its syndicated lending group amended the 2018 Revolving Credit Facility to, among other things, revise the two financial covenant thresholds to account for the associated impacts of new lease accounting guidance implemented on January 1, 2019 requiring operating leases to be accounted for as borrowings (with corresponding interest payments). The amendment provides that the consolidated secured net leverage ratio must not be more than 3.70 to 1.00 (previously 3.50 to 1.00), with an allowable temporary increase to 4.20 to 1.00 (previously 4.00 to 1.00) for the quarters in which the Company consummates an acquisition with a price not less than $50 million and the following three quarters. The amendment also provides that the consolidated interest coverage ratio must not be less than 2.75 to 1.00 (previously 3.00 to 1.00). The Company was in compliance with the consolidated secured net leverage ratio and consolidated interest coverage ratio, which were 1.34 and 5.67, respectively, as of December 31, 2019. In addition, the 2018 Credit Facility has certain non-financial covenants, such as covenants regarding indebtedness, investments, and asset dispositions. The Company was in compliance with all covenants as of and for the year ended December 31, 2019.

(c)	2018 Powerband Credit Facility
On July 4, 2018, Powerband, one of the Company's subsidiaries, entered into an INR1,300.0 million ($19.0 million) credit facility (“2018 Powerband Credit Facility”) subsequently replacing Powerband's previous outstanding debt. In December 2018, Powerband amended the 2018 Powerband Credit Facility to reallocate and increase its credit limit by INR 100.0 million ($1.4 million), bringing the total 2018 Powerband Credit Facility limit to INR 1,400.0 million ($19.3 million).
The 2018 Powerband Credit Facility is guaranteed by the Parent Company, and local assets (carrying amount of $36.1 million as of December 31, 2019) are required to be pledged. Powerband is prohibited from granting liens on its assets without the consent of the lender under the 2018 Powerband Credit Facility. Funding under the 2018 Powerband Credit Facility is not committed and could be withdrawn by the lender with 10 days' notice. Additionally, under the terms of the 2018 Powerband Credit Facility, Powerband's debt to net worth ratio (as defined by the credit agreement) must be maintained below 3.00. Powerband was in compliance with the debt to net worth ratio (0.60 as of December 31, 2019) as of and for the year ended December 31, 2019.
As of December 31, 2019, the 2018 Powerband Credit Facility credit limit was INR 1,400.0 million ($19.6 million), consisting of:

•
INR 960.0 million ($13.5 million) demand term loan (“2018 Powerband Demand Term Loan”) restricted for capital projects with a bullet repayment after five years, bearing interest based on the prevailing Indian Marginal Cost-Lending Rate ("IMCLR"), maturing in August 2023;

•
INR 65.0 million ($0.9 million) term loan ("2018 Powerband Term Loan") restricted for capital projects, payable in monthly installments over four years, bearing interest based on the prevailing IMCLR, maturing in December 2021; and

•
INR 375.0 million ($5.3 million) working capital loan facility (“2018 Powerband Working Capital Loan Facility”) that renews annually and is due upon demand, bearing interest based on the prevailing IMCLR.

Any repayments of borrowings under the 2018 Powerband Demand Term Loan and 2018 Powerband Term Loan facility are not available to be borrowed again in the future.
As of December 31, 2019, the 2018 Powerband Demand Term Loan's outstanding balance amounted to INR 960.0 million ($13.5 million), the 2018 Powerband Term Loan's outstanding balance amounted to INR 40.7 million ($0.6 million), and the 2018 Powerband Working Capital Loan Facility’s outstanding balance was INR 236.7 million ($3.3 million), for a total gross outstanding balance under the 2018 Powerband Credit Facility of INR 1,237.4 million ($17.4 million). Net of INR 3.2 million ($0.1 million) unamortized debt issue costs, the 2018 Powerband Credit Facility outstanding balance was INR 1,234.2 million ($17.3 million). Including INR 1.8 million (less than $0.1 million) in letters of credit, total utilization under the 2018 Powerband Credit Facility amounted to INR 1,239.2 million ($17.4 million). The 2018 Powerband Credit Facility's unused availability as of December 31, 2019 amounted to INR 136.5 million ($1.9 million), composed of uncommitted funding.
USD amounts presented above are translated from INR and are impacted by fluctuations in the USD and INR exchange rates.

(d)	2018 Capstone Credit Facility
On February 6, 2018, Capstone, one of the Company's subsidiaries, entered into an INR 975.0 million ($15.0 million) credit facility ("2018 Capstone Credit Facility"). The 2018 Capstone Credit Facility consists of an INR 585.0 million ($9.0 million) term loan facility ("Capstone Term Loan Facility") for financing capital expenditures and INR 390.0 million ($6.0 million) working capital facility ("Capstone Working Capital Facility") and bears interest based on the prevailing IMCLR. Certain term loans borrowed under the Capstone Term Loan Facility mature in September 2020 and are repaid in equal quarterly installments. Any repayments of borrowings under the Capstone Term Loan Facility are not available to be borrowed again in the future. The remainder of the 2018 Capstone Credit Facility matures in June 2023. Funding under the Capstone Term Loan Facility is committed, while the Capstone Working Capital Facility is uncommitted. Borrowings under the 2018 Capstone Credit Facility are guaranteed by the Parent Company and are otherwise unsecured.
As of December 31, 2019, the 2018 Capstone Credit Facility credit limit was INR 975.0 million ($13.7 million). The Capstone Term Loan Facility had an outstanding balance of INR 571.1 million ($8.0 million), and the Capstone Working Capital Facility outstanding balance was INR 173.0 million ($2.4 million) for a total gross outstanding amount of INR 744.1 million ($10.4 million). Including INR 17.4 million ($0.3 million) in letters of credit, total utilization under the 2018 Capstone Credit Facility amounted to INR 761.5 million ($10.7 million). As of December 31, 2019, the 2018 Capstone Credit Facility's unused availability was INR 199.6 million ($2.8 million), composed entirely of uncommitted funding.
USD amounts presented above are translated from INR and are impacted by fluctuations in the USD and INR exchange rates.

(e)	Forgivable government loans
In August 2015, one of the Company’s wholly-owned subsidiaries entered into a partially forgivable loan. The loan was entered into with Agencia para Investmento Comercio Externo de Portugal, EPE ("AICEP"), the Portuguese agency for investment and external trade, as part of financing a capital expansion project. Based on the terms of the agreement, 50% of the loan will be forgiven in 2020 based on satisfying certain 2019 targets, including financial metrics and headcount additions. As of March 12, 2020, the AICEP has not provided the Company notice of loan forgiveness, however, based on 2019 results, the Company determined there was reasonable assurance the forgiveness requirements would be satisfied and as a result, 50% of the balance, or €2.1 million ($2.4 million) was reclassified to deferred income in other liabilities.
The partially forgivable loan is non-interest bearing with semi-annual installments of principal due from July 2018 through January 2024.
To reflect the benefit of the interest-free status, the loan was discounted to its estimated fair value using a discount rate of 1.25% which reflects the borrowing cost of the Company’s wholly-owned subsidiary.
The loan had an outstanding balance of €3.9 million ($4.4 million) as of December 31, 2019 and €4.4 million ($5.1 million) as of December 31, 2018. The difference between the gross proceeds and the fair value of the loan, which totalled €1.7 million ($1.9 million) as of December 31, 2019 (€4.3 million ($4.9 million) as of December 31, 2018) is the amount reclassified based on the Company's determination that the forgiveness requirements were satisfied and the benefit derived from the interest-free loan which are both recognized as deferred income in other liabilities until the assets are placed into service. When the capital expansion assets are placed into service, the deferred income is recognized in earnings through cost of sales on a systematic basis over the related assets’ useful lives. The unamortized deferred income is €2.0 million ($2.2 million) as of December 31, 2019 (€0.2 million ($0.3 million) as of December 31, 2018) and is included in the Company's consolidated balance sheet in the caption other liabilities.
In February 2018, the same subsidiary entered into a second partially forgivable loan with the AICEP for up to €8.2 million ($10.2 million) to finance an additional capital expansion project. Based on the terms of the agreement, 60% of the loan will be forgiven in 2022 based on satisfying certain 2021 targets, including financial metrics and headcount additions. The partially forgivable loan is non-interest bearing and semi-annual installments of principal are due beginning in December 2020 through June 2026.
To reflect the benefit of the interest-free status, the loan was discounted to its estimated fair value using a discount rate of 1.25% which reflects the borrowing cost of the Company’s wholly-owned subsidiary. The loan had an outstanding balance of €2.4 million ($2.7 million) as of December 31, 2019 and €1.0 million ($1.2 million) as of December 31, 2018. The difference between the gross proceeds and the fair value of the loan, which totalled €2.3 million ($2.5 million) as of December 31, 2019 and €0.9 million ($1.1 million) as of December 31, 2018 is the benefit derived from the interest-free loan and is recognized as deferred income. When the capital expansion assets are placed into service, the deferred income is recognized in earnings through cost of sales on a systematic basis over the related assets’ useful lives. The unamortized deferred income is €0.2 million ($0.2 million) as of December 31, 2019 (€0.1 million ( $0.1 million) as of December 31, 2018) and is included in the Company's consolidated balance sheet in the caption other liabilities.
Imputed interest expense is recorded over the life of the loans so that at the end of the loan periods the amounts to be reimbursed will equal the nominal amounts. Interest expense of less than $0.1 million was recognized on these loans during the years ended December 31, 2019 and 2018.
USD amounts presented above are translated from Euros and are impacted by fluctuations in the USD and Euro exchange rates.

(f)	Finance lease liabilities under IAS 17
As of December 31, 2018, the Company's obligations under finance lease liabilities were for the rental of a building, computer hardware, manufacturing equipment and office equipment. The finance lease liabilities related to manufacturing equipment included a secured debt equipment finance agreement for qualifying US capital expenditures during the period of May 2012 through March 31, 2014 totalling $25.7 million, payable in monthly installments, including interest, over the applicable terms with a last payment date of April 1, 2019. Upon transition to IFRS 16, for these leases previously classified as finance leases under IAS 17, the right-of-use asset and lease liability are measured at the date of initial application at the same amounts as under IAS 17 immediately before the date of initial application. Refer to Note 2 and Note 15 for more information regarding the transition to IFRS 16 and lease liabilities.
(g)     Lease liabilities under IFRS 16
Refer to Note 15 for more information regarding lease liabilities.

(h)     Term and other loans

One of the Company’s wholly-owned subsidiaries has a short-term credit line for up to €2.5 million ($2.8 million) for the purpose of financing a capital expansion project. As of December 31, 2019, €0.7 million ($0.8 million) of the short-term credit line was utilized. Accordingly, the unused availability as of December 31, 2019 amount to €1.8 million ($2.0 million). The credit line bears interest at the rate of the twelve-month Euro Interbank Offered Rate plus a premium (75 basis points as of December 31, 2019. The short-term credit line matures in September 2020 and is renewable annually, with interest due quarterly and billed in arrears. No amounts were outstanding under the short-term credit line as of December 31, 2018.

Reconciliation of liabilities arising from financing activities

The changes in the Company’s liabilities arising from financing activities can be classified as follows:

	Borrowings, non-current (excluding finance lease liabilities under IAS 17)	Borrowings, current (excluding finance lease liabilities under IAS 17)	Finance lease liabilities under IAS 17	Total
	$	$	$	$
Balance as of December 31, 2017	260,300	10,346	8,817	279,463
Cash flows:
Proceeds	942,881	49,036	—	991,917
Repayments	(710,567)	(47,109)	(4,946)	(762,622)
Debt issuance costs	(7,862)	—	—	(7,862)
Non-cash:
New finance leases under IAS 17	—	—	1,585	1,585
Additions through business acquisitions	346	728	200	1,274
Amortization of debt issuance costs	861	—	—	861
Write-off of debt issuance costs	1,045	—	—	1,045
Foreign exchange and other	(5,009)	(723)	56	(5,676)
Reclassification	(670)	670	—	—
Balance as of December 31, 2018	481,325	12,948	5,712	499,985

	Borrowings, non-current (excluding lease liabilities under IFRS 16)	Borrowings, current (excluding lease liabilities under IFRS 16)	Lease liabilities under IFRS 16	Total
	$	$	$	$
Balance as of December 31, 2018	481,325	12,948	5,712	499,985
Cash flows:
Proceeds	104,169	86,504	—	190,673
Repayments	(136,403)	(83,290)	(6,209)	(225,902)
Debt issuance costs	(70)	—	—	(70)
Non-cash:
Operating lease liabilities recognized under IFRS 16 as of January 1, 2019	—	—	31,484	31,484
New lease liabilities under IFRS 16	—	—	13,748	13,748
Disposals of lease liabilities under IFRS 16	—	—	(213)	(213)
Amounts forgiven under forgivable government loans (1)	(2,424)	—	—	(2,424)
Amortization of debt issuance costs	1,194	—	—	1,194
Foreign exchange and other	197	(96)	234	335
Reclassification	(4,169)	4,169	—	—
Balance as of December 31, 2019	443,819	20,235	44,756	508,810

(1)	Refer to forgivable government loans discussed above.